Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–90.52%
Alabama–1.51%
Alabama (State of) Public Housing Authorities; Series 2003 B, RB (INS - AGM)(a)	4.45%	01/01/2024	$ 145	$ 145,383
Alabama (State of) Public School & College Authority; Series 2007, RB(b)(c)	2.50%	12/04/2020	1,000	1,000,130
Baldwin (County of), AL Public Building Authority (DHR); Series 2007 A, RB (INS - SGI)(a)	4.38%	06/01/2028	10	10,030
Bibb (County of), AL; Series 2015, Ref. Wts.(b)(c)	2.40%	05/01/2021	210	211,848
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(c)	4.00%	12/01/2025	12,000	13,849,800
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(c)	4.00%	10/01/2026	5,000	5,862,800
Daleville (City of), AL Board of Education; Series 2013, Ref. Wts.	2.80%	10/01/2022	185	185,359
Health Care Authority for Baptist Health; Series 2006 D, RB	5.00%	11/15/2021	670	672,231
Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Wts. (INS - SGI)(a)	4.25%	09/01/2022	10	10,032
Mobile (City of), AL Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD RB (LOC - Bank Of America, N.A.)(d)(e)(f)	0.11%	05/01/2041	15,940	15,940,000
Pinson (City of), AL; Series 2014, Ref. GO Wts.	2.75%	07/01/2026	210	210,371
				38,097,984
Alaska–0.08%
Alaska (State of) International Airports System; Series 2010 A, Ref. RB(g)	5.00%	10/01/2026	2,060	2,070,939
Arizona–0.44%
Arizona (State of) Game & Fish Department & Commission; Series 2006, RB	5.00%	07/01/2032	105	105,390
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group); Series 2016, Ref. RB	5.00%	01/01/2021	1,975	1,982,268
Maricopa County School District No. 7; Series 2009 B, GO Bonds (INS - AGM)(a)	4.50%	07/01/2024	25	25,080
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.00%	09/01/2026	150	157,546
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	275	276,532
Pinal (County of), AZ Industrial Development Authority (Florence West Prison Expansion, LLC); Series 2006 A, RB (INS - ACA)(a)	5.25%	10/01/2022	100	100,298
Salt Verde Financial Corp.; Series 2007, RB	5.25%	12/01/2025	4,000	4,826,680
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(a)	4.38%	06/01/2024	10	10,032
Westpark Community Facility District; Series 2016, Ref. GO Bonds	4.00%	07/15/2025	1,595	1,751,900
Yavapai (County of), AZ Industrial Development Authority; Series 2015 A, Ref. RB(d)	3.90%	09/01/2024	710	734,687
Yavapai (County of), AZ Industrial Development Authority (Arizona Agribusiness and Equine Center, Inc.); Series 2011, RB(b)(e)	7.63%	03/01/2021	1,075	1,094,629
Yuma Municipal Property Corp.; Series 2010 B, Ref. RB	4.50%	07/01/2025	10	10,032
				11,075,074
Arkansas–0.29%
Independence (County of), AR (Entergy, Inc.); Series 2013, Ref. RB	2.38%	01/01/2021	7,250	7,256,163
California–9.01%
Alhambra (City of), CA (Police Facilities Assessment District No. 91-1); Series 1992, COP (INS - AMBAC)(a)	6.75%	09/01/2023	5,650	6,191,722
Anaheim (City of), CA Housing & Public Improvements Authority; Series 2016, RB(b)(c)	5.00%	10/01/2021	1,280	1,330,522
Anaheim (City of), CA Public Financing Authority; Series 1997 A, RB (INS - AGM)(a)	6.00%	09/01/2024	4,495	5,040,378
Barstow (City of), CA Redevelopment Agency Successor Agency (Project Area No. 1); Series 2004, RB (INS - AGM)(a)	4.70%	09/01/2022	20	20,073
Bay Area Toll Authority;
Series 2007 D2, VRD RB (LOC - Bank Of America N.A.)(e)(f)	0.06%	04/01/2047	10,200	10,200,000
Series 2014 E, Ref. RB(c)	2.00%	04/01/2021	255	255,862
Series 2014 H, RB (SIFMA Municipal Swap Index + 0.70%)(c)(h)	0.80%	04/01/2021	4,000	4,001,320
Beaumont (City of), CA Financing Authority (Improvement Area No. 17A);
Series 2013 B, RB	5.00%	09/01/2022	450	481,603
Series 2013 B, RB	5.00%	09/01/2023	475	526,647
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of);
Series 1971 Q, GO Bonds	4.75%	03/01/2021	$ 35	$ 35,130
Series 2016 B, GO Bonds (70% of 1 mo. USD LIBOR + 0.76%)(c)(h)	0.87%	12/01/2021	4,000	4,005,400
Series 2019, Ref. GO Bonds	5.00%	04/01/2022	5,255	5,590,742
California (State of) Department of Water Resources; Series 2011 N, RB(b)	5.00%	05/01/2021	10,845	11,065,804
California (State of) Department of Water Resources (Central Valley); Series 2014 AT, RB (SIFMA Municipal Swap Index + 0.37%)(c)(h)	0.47%	12/01/2022	12,965	13,003,636
California (State of) Educational Facilities Authority (California Institute of Technology); Series 2006 A, VRD RB(e)	0.10%	10/01/2036	40,500	40,500,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds); Series 2017, RB(d)(g)(i)	7.00%	07/01/2022	570	370,500
California (State of) Public Works Board (California Community Colleges); Series 2005 E, RB (INS - NATL)(a)	4.50%	10/01/2026	170	170,575
California (State of) Statewide Communities Development Authority (Bakersfield Consolidated Reassessment District No. 12-1); Series 2012, RB	5.00%	09/02/2022	580	616,169
Howell Mountain Elementary School District; Series 2007, GO Bonds (INS - AGM)(a)(j)	0.00%	08/01/2027	1,080	922,666
Industry (City of), CA Public Facilities Authority (Transportation-Distribution-Industrial Redevelopment Project No. 3); Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	01/01/2025	40	40,946
Inglewood Unified School District School Facilities Financing Authority (Inglewood Unified School District General Obligation Bond Program); Series 2007, RB (INS - AGM)(a)	5.25%	10/15/2021	495	514,884
Lodi (City of), CA; Series 2004 A, COP (INS - NATL)(a)	4.75%	10/01/2024	10	10,036
Los Angeles (City of), CA; Series 2010 A, RB	5.00%	06/01/2028	1,350	1,372,180
Mizuho Floater/Residual Trust; Series 2020, VRD RB (LOC - Mizuho Capital Markets LLC)(d)(e)(f)	0.35%	12/01/2036	21,000	21,000,000
Modesto (City of), CA (Golf Course Ref.); Series 1993 B, COP (INS - NATL)(a)	5.00%	11/01/2023	15	15,447
Napa Valley Unified School District; Series 2020, Ref. GO Bonds	5.00%	08/01/2021	200	200,780
Natomas Unified School District; Series 1999, Ref. GO Bonds (INS - NATL)(a)	5.95%	09/01/2021	320	327,526
Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.00%	12/01/2021	195	195,523
Oakland (Port of), CA; Series 2012 P, Ref. RB(b)(c)(g)	5.00%	05/01/2022	4,000	4,258,560
Riverside (City of), CA (Riverside Renaissance); Series 2008, Ref. VRD COP (LOC - Bank Of America, N.A.)(e)(f)	0.08%	03/01/2037	73,825	73,825,000
Riverside (County of), CA Redevelopment Successor Agency (Interstate 215 Corridor Redevelopment); Series 2011 E, RB(b)	6.50%	12/01/2021	65	68,747
Sacramento (County of), CA; Series 2003 B, RB (INS - NATL)(a)	5.73%	08/15/2023	1,155	1,270,465
San Bernardino (County of), CA (Captial Facilities); Series 1992 B, COP(b)	6.88%	08/01/2024	1,650	1,882,254
San Diego (City of), CA Community Facilities District No. 3; Series 2013, Ref. RB	5.00%	09/01/2021	530	546,785
San Juan Capistrano (City of), CA; Series 2011, RB	3.00%	08/01/2021	100	100,229
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center); Series 2012, Ref. RB	5.00%	11/15/2021	365	378,100
Saugus Union School District; Series 2013, Ref. RB	5.00%	09/01/2021	255	262,941
Southern California Logistics Airport Authority; Series 2005 A, RB (INS - AGC)(a)	4.13%	12/01/2020	5	5,000
Tender Option Bond Trust; Series 2017 XF0576, VRD GO Ctfs.(d)(e)	0.45%	08/01/2046	4,000	4,000,000
West Contra Costa Unified School District; Series 2011, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2021	2,350	2,424,307
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2021	1,000	1,038,250
Westlands Water District;
Series 2007 B, COP (INS - AMBAC)(a)	4.50%	09/01/2023	15	15,051
Series 2007 B, COP (INS - AMBAC)(a)	4.50%	09/01/2024	5	5,017
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2021	250	259,050
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2022	250	271,150
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2011, RB(b)(c)	4.90%	06/01/2021	9,220	9,438,053
				228,055,030
Colorado–0.75%
Colorado (State of) Health Facilities Authority; Series 2005, VRD RB (LOC - UMB Bank, N.A.)(e)(f)	0.10%	01/01/2035	8,700	8,700,000
Colorado (State of) Regional Transportation District (Fastracks); Series 2012 A, RB	5.00%	11/01/2027	5,400	5,858,028
Public Authority for Colorado Energy; Series 2008, RB	6.13%	11/15/2023	1,215	1,337,460
Pueblo (County of), CO; Series 2005, Ref. COP	4.50%	12/01/2024	10	10,034
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	3.00%	12/01/2021	517	517,031
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2022	$ 200	$ 216,768
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2023	120	134,922
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2024	130	151,365
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2025	125	149,319
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2026	140	166,515
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2021	155	161,453
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2022	330	357,202
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2023	385	432,370
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2024	400	465,268
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2025	355	426,742
				19,084,477
Connecticut–2.14%
Connecticut (State of);
Series 2005 A, GO Bonds (SIFMA Municipal Swap Index + 1.80%)(h)	1.90%	03/01/2023	10,000	10,004,900
Series 2011 D, GO Bonds	5.00%	11/01/2025	6,930	7,223,070
Series 2011 D, GO Bonds	5.00%	11/01/2028	3,245	3,370,646
Series 2012 C, Ref. GO Bonds	5.00%	06/01/2024	1,000	1,070,040
Series 2012 C, Ref. GO Bonds	5.00%	06/01/2025	11,915	12,747,263
Series 2013 B, GO Bonds	5.00%	03/01/2027	5,050	5,556,667
Series 2018 C, GO Bonds	4.00%	06/15/2024	10,000	11,263,600
Connecticut (State of) Health & Educational Facilities Authority (Trinity College); Series 1998 F, RB (INS - NATL)(a)	5.50%	07/01/2021	190	195,670
Connecticut (State of) Housing Finance Authority; Series 2010, RB	5.00%	06/15/2030	2,545	2,554,060
Naugatuck (Borough of), CT; Series 2002, GO Bonds(b)	5.88%	02/15/2021	30	30,334
New Haven (City of), CT; Series 2011 B, GO Bonds(b)(c)	4.50%	08/01/2021	25	25,704
Willington (Town of), CT; Series 2006, GO Bonds (INS - AGM)(a)	4.00%	12/01/2023	5	5,015
				54,046,969
District of Columbia–0.19%
District of Columbia (KIPP Charter School); Series 2013, RB(b)	5.00%	07/01/2023	480	511,939
District of Columbia Housing Finance Agency; Series 2018 B-1, RB(c)	2.55%	03/01/2022	1,000	1,026,050
District of Columbia Water & Sewer Authority; Series 1998, RB (INS - AGM)(a)	5.50%	10/01/2023	3,015	3,313,726
				4,851,715
Florida–2.42%
Atlantic Beach (City of), FL (Fleet Landing); Series 2018 B-2, RB	3.00%	11/15/2023	3,750	3,750,675
Belle Isle (City of), FL (Cornerstone Charter Academy and Cornerstone Charter High School); Series 2012, RB	5.50%	10/01/2022	75	78,566
Bonaventure Development District; Series 2002, RB (INS - NATL)(a)	5.13%	11/01/2022	295	295,985
Capital Trust Agency, Inc. (Gardens Apartements); Series 2015 A, RB	3.50%	07/01/2025	1,050	759,518
Dade (County of), FL Health Facilities Authority (Baptist Hospital of Miami); Series 1991 A, RB(b)	5.75%	05/01/2021	25	25,530
Florida (State of) Department of Children & Families (South Florida Evaluation Treatment Center); Series 2005, COP	5.00%	10/01/2021	75	75,293
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB(b)	6.88%	10/01/2022	3,140	3,408,627
Florida (State of) Municipal Power Agency (Stanton II); Series 2012 A, RB	5.00%	10/01/2024	1,695	1,837,448
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	2,485	2,621,551
JEA ; Series 2008 3-C-1, VRD RB(e)	0.09%	10/01/2034	33,930	33,930,000
JEA (St. Johns River Power Park System);
Series 2012 6, RB	5.00%	10/01/2021	2,335	2,356,412
Series 2012 6, RB	4.00%	10/01/2032	100	100,212
Lee (County of), FL; Series 2010 A, Ref. RB (INS - AGM)(a)(g)	5.00%	10/01/2022	1,860	1,882,041
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2012, Ref. RB	5.00%	11/15/2023	2,415	2,604,577
Miami-Dade (County of), FL; Series 2011, GO Bonds(b)(c)	5.00%	07/01/2021	5,055	5,197,500
Palm Bay (City of), FL; Series 2003 A, RB (INS - NATL)(a)	4.13%	07/01/2025	5	5,017
Port St. Lucie (City of), FL; Series 2005 A, RB (INS - NATL)(a)	4.38%	07/01/2023	5	5,017
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital);
Series 1997 A, RB (CPI Rate + 2.05%), (INS - NATL)(a)(h)	3.86%	10/01/2021	$ 65	$ 65,804
Series 1998 B, Ref. RB (INS - NATL)(a)	5.25%	07/01/2024	250	284,735
St. Johns River Power Park; Series 2012, RB	5.00%	10/01/2022	2,000	2,018,940
Sunrise Lakes Phase 4 Recreation District;
Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.00%	08/01/2022	10	10,031
Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.00%	08/01/2023	5	5,015
Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.13%	08/01/2024	20	20,064
				61,338,558
Georgia–7.41%
Atlanta (City of) & Fulton (County of), GA Recreation Authority; Series 2007 A, RB (INS - NATL)(a)	4.13%	12/01/2022	5	5,015
Brookhaven (City of), GA Development Authority (Children’s Healthcare); Series 2019 D, VRD RB(e)	0.13%	07/01/2042	42,140	42,140,000
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 2013, Ref. RB(c)	2.93%	03/12/2024	7,000	7,471,730
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(a)	4.38%	01/01/2026	40	40,133
Dalton (City of), GA Downtown Development Authority; Series 1996, Ctfs. (INS - NATL)(a)	5.50%	08/15/2026	3,450	3,921,546
Fulton (County of), GA Development Authority (Children’s Healthcare); Series 2008, Ref. VRD RB(e)	0.10%	07/01/2042	36,285	36,285,000
Fulton County School District; Series 1998, Ref. GO Bonds	5.50%	01/01/2021	160	160,690
Georgia (State of) Municipal Electric Authority; Series 2007 A, RB (CPI Rate + 1.05%), (INS - NATL)(a)(h)	2.54%	01/01/2021	1,305	1,305,026
Georgia (State of) Municipal Electric Authority (Project One); Series 2011 A, RB	5.00%	01/01/2021	18,805	18,877,023
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(a)	5.00%	12/01/2023	55	55,211
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2031	1,780	1,898,797
Main Street Natural Gas, Inc.;
Series 2018 A, RB(c)	4.00%	09/01/2023	36,595	39,934,294
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.75%)(c)(h)	0.85%	09/01/2023	1,000	1,001,750
Series 2018 C, RB(c)	4.00%	12/01/2023	3,700	4,065,079
Series 2018 D, RB (1 mo. USD LIBOR + 0.83%)(c)(h)	0.93%	12/01/2023	30,000	30,110,700
Milledgeville (City of) & Baldwin (County of), GA Development Authority; Series 2003 A, RB (INS - SGI)(a)	4.50%	09/01/2025	30	30,074
Private Colleges & Universities Authority; Series 2003, RB(b)(c)	5.25%	06/01/2021	280	281,013
				187,583,081
Idaho–0.00%
Regents of the University of Idaho; Series 2011, Ref. RB(c)	5.25%	04/01/2021	85	86,198
Illinois–9.62%
Bellwood (Village of), IL; Series 2016 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2026	210	252,872
Bradley (Village of), IL (Bradley Commons);
Series 2018 A, Ref. RB	5.00%	01/01/2021	380	380,616
Series 2018 A, Ref. RB	5.00%	01/01/2022	400	408,092
Centerpoint Intermodal Center Program Trust; Series 2004 A, RB(c)(d)	4.00%	12/15/2022	5,320	5,356,921
Champaign County Community Unit School District No. 7; Series 2012, GO Bonds	2.25%	12/01/2020	155	155,000
Chicago (City of), IL;
Series 1993 B, Ref. GO Bonds(b)	5.13%	01/01/2022	440	448,325
Series 1999, GO Bonds (INS - NATL)(a)(j)	0.00%	01/01/2024	6,110	5,676,190
Series 2008, Ref. RB (INS - AGM)(a)	5.00%	11/01/2025	905	908,005
Series 2008, Ref. RB (INS - AGM)(a)	5.25%	11/01/2033	3,905	3,918,667
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(a)(j)	0.00%	12/01/2021	2,000	1,958,960
Series 1999 A, GO Bonds (INS - NATL)(a)(j)	0.00%	12/01/2020	4,745	4,745,000
Series 1999 A, GO Bonds (INS - BHAC)(a)(j)	0.00%	12/01/2022	800	781,424
Series 2005 A, Ref. GO Bonds (INS - AMBAC)(a)	5.50%	12/01/2023	200	216,532
Chicago (City of), IL Transit Authority; Series 2010, Ref. RB (INS - AGM)(a)	5.00%	06/01/2028	6,500	6,513,975
Chicago State University; Series 1998, RB (INS - NATL)(a)	5.50%	12/01/2023	1,320	1,408,730
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Collinsville (City of), IL Area Recreation District;
Series 2004, GO Bonds (INS - NATL)(a)	4.40%	12/01/2022	$ 300	$ 300,825
Series 2004, GO Bonds (INS - NATL)(a)	4.50%	12/01/2023	630	631,777
Series 2004, GO Bonds (INS - NATL)(a)	4.60%	12/01/2025	350	351,004
Series 2004, GO Bonds (INS - NATL)(a)	4.65%	12/01/2026	450	451,300
Series 2007, Ref. GO Bonds (INS - AMBAC)(a)	4.00%	12/01/2027	65	65,075
Cook (County of), IL;
Series 2012 C, Ref. GO Bonds (INS - AGM)(a)	5.00%	11/15/2025	4,670	5,053,173
Series 2012, Ref. GO Bonds	5.00%	11/15/2024	3,000	3,232,080
Cook County Community College District No. 508 (City Colleges of Chicago); Series 2013, GO Bonds	5.00%	12/01/2021	1,800	1,846,080
Cook County School District No. 127-1/2; Series 2011, Ref. GO Bonds	3.75%	12/01/2020	500	500,000
Cook County School District No. 159; Series 2004, GO Bonds (INS - AGM)(a)(j)	0.00%	12/01/2020	700	700,000
Cook County School District No. 88; Series 2009 B, GO Bonds (INS - AGC)(a)	4.10%	12/01/2023	810	812,130
Eastern Illinois University; Series 2005, RB (INS - AMBAC)(a)	4.13%	04/01/2022	105	104,999
Illinois (State of);
Series 1991, RB (INS - AMBAC)(a)	6.25%	12/15/2020	355	355,674
Series 1992 P, RB(b)	6.50%	06/15/2022	90	92,921
Series 2010, Ref. GO Bonds (INS - AGM)(a)	5.00%	01/01/2023	9,665	9,824,279
Series 2010, Ref. GO Bonds	5.00%	01/01/2024	8,130	8,153,252
Series 2012, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2022	7,500	7,962,900
Series 2016, GO Bonds	5.00%	11/01/2025	2,000	2,194,100
Series 2017 D, GO Bonds	5.00%	11/01/2025	10,960	11,912,534
Series 2018 A, GO Bonds	4.00%	05/01/2024	2,085	2,177,866
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	3,500	3,677,450
Series 2020 A, GO Bonds	5.00%	11/01/2026	2,935	3,249,485
Illinois (State of) Finance Authority;
Series 2013 A, RB	5.00%	07/01/2021	1,540	1,572,463
Series 2013 A, RB	5.00%	07/01/2022	1,000	1,056,390
Series 2013 A, RB	5.00%	07/01/2023	1,000	1,089,740
Series 2017 A, RB(i)	4.25%	12/01/2027	440	39,600
Series 2019 A, Ref. RB	4.00%	11/01/2021	375	378,484
Series 2019 A, Ref. RB	4.00%	11/01/2023	405	415,186
Series 2019 A, Ref. RB	5.00%	11/01/2025	440	475,319
Series 2019 A, Ref. RB	5.00%	11/01/2026	460	501,947
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2012, RB(b)(c)	5.00%	06/01/2022	18,080	19,368,200
Illinois (State of) Finance Authority (Ascension Health); Series 2012 A, RB(b)(c)	5.00%	11/15/2021	17,895	18,706,896
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(g)	8.00%	06/01/2032	560	560,325
Illinois (State of) Finance Authority (Palos Hospital); Series 2010 C, RB	5.38%	05/15/2025	4,000	4,014,520
Illinois (State of) Housing Development Authority; Series 2005, RB (INS - AGM)(a)	4.60%	09/01/2025	30	30,106
Illinois (State of) Medical District Commission; Series 2002, COP (INS - NATL)(a)	5.00%	06/01/2022	60	60,165
Illinois (State of) Regional Transportation Authority; Series 1991 A, RB (INS - NATL)(a)	6.70%	11/01/2021	450	474,547
Kankakee (City of), IL; Series 2009 A, GO Bonds (INS - AGC)(a)	4.35%	01/01/2026	810	812,738
Madison, Jersey, Macoupin, Calhoun, Morgan, Scott and Greene Counties Community College District No. 536 (Lewis and Clark Community College); Series 2015 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	11/01/2021	1,000	1,041,630
Melrose Park (Village of), IL; Series 2011 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2022	1,700	1,779,322
Minooka (Village of), IL; Series 2011, Ref. GO Bonds	5.00%	01/01/2022	695	711,471
Regional Transportation Authority; Series 1997, Ref. RB (INS - NATL)(a)	6.00%	06/01/2023	2,030	2,162,092
Riverdale (Village of), IL; Series 2003 E, Ref. GO Bonds (INS - AGM)(a)	4.80%	01/01/2023	85	85,207
Rockford (City of), IL (Waterworks System Alternative Revenue Source); Series 2010, GO Bonds	3.75%	12/15/2025	280	280,591
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2024	10,200	11,340,768
Southwestern Illinois Development Authority;
Series 2012, Ref. RB	5.25%	03/01/2023	75	75,095
Series 2013, RB(b)	6.38%	11/01/2023	835	927,910
Tender Option Bond Trust;
Series 2016 XG0073, VRD GO Ctfs. (INS - AGM)(a)(d)(e)	0.35%	12/01/2039	11,000	11,000,000
Series 2018 XL0093, VRD Revenue Ctfs.(d)(e)	0.25%	01/01/2048	31,700	31,700,000
Series 2020 XM00917, VRD Revenue Ctfs.(d)(e)	0.30%	01/01/2037	8,920	8,920,000
Series 2020 XM00918, VRD Revenue Ctfs.(d)(e)	0.30%	07/01/2024	3,800	3,800,000
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
University of Illinois;
Series 2008 A, Ref. COP (INS - AGM) (a)	5.25%	10/01/2022	$ 2,110	$ 2,117,596
Series 2008 A, Ref. COP (INS - AGM)(a)	5.25%	10/01/2026	1,020	1,023,488
University Park (Village of), IL; Series 2003, GO Bonds (INS - AMBAC)(a)	4.65%	12/01/2023	30	30,107
West Chicago Fire Protection District; Series 2008, GO Bonds (INS - NATL)(a)	4.75%	01/01/2029	15	15,045
Will County Community Unit School District No. 365; Series 2003, GO Bonds (INS - AGM)(a)(j)	0.00%	11/01/2023	20,455	20,041,195
				243,386,356
Indiana–0.57%
Gary (City of), IN & Chicago (City of), IL International Airport Authority (Gary/Chicago International Airport); Series 2014, RB(g)	5.50%	02/01/2025	890	893,524
Gary (City of), IN Sanitary District; Series 2011 A, RB(b)(c)	5.05%	01/15/2022	8,465	8,844,740
Indiana (State of) Finance Authority; Series 2012, RB	4.00%	03/01/2022	815	824,707
Indiana (State of) Finance Authority (US Steel Corp.); Series 2010, Ref. RB	6.00%	12/01/2026	1,315	1,316,039
Indianapolis Local Public Improvement Bond Bank; Series 2011 I, RB	5.00%	06/01/2027	1,000	1,022,470
Merrillville (Town of), IN; Series 2016, RB	5.05%	04/01/2026	565	574,656
Michigan City (City of), IN; Series 2016, RB	4.50%	01/01/2026	835	835,367
				14,311,503
Iowa–0.06%
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2019, RB	2.88%	05/15/2049	1,500	1,510,320
Kentucky–1.48%
Jefferson County Capital Projects Corp.;
Series 2007 A, Ref. RB (INS - AGM)(a)	4.25%	06/01/2022	10	10,033
Series 2007 A, Ref. RB (INS - AGM)(a)	4.38%	06/01/2028	25	25,083
Kentucky (Commonwealth of) Asset/Liability Commission; Series 2007 B, Ref. RN (3 mo. USD LIBOR + 0.55%), (INS - NATL)(a)(h)	0.69%	11/01/2025	11,285	11,117,982
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living); Series 2016 B-1, Ref. RB	3.25%	05/15/2022	1,165	1,158,779
Kentucky (Commonwealth of) Property & Building Commission (No. 112); Series 2016 B, Ref. RB	5.00%	11/01/2021	1,250	1,302,988
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB	5.00%	05/01/2027	4,750	5,912,990
Series 2018, RB	5.00%	05/01/2028	5,000	6,350,100
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 A-2, RB (1 mo. USD LIBOR + 1.12%)(c)(h)	1.22%	06/01/2025	10,000	10,047,100
Kentucky Rural Water Finance Corp.;
Series 2003 A, Ref. RB (INS - NATL)(a)	4.75%	02/01/2028	10	10,028
Series 2008, Ref. RB	4.13%	02/01/2023	5	5,012
Pikeville (City of), KY; Series 2011, Ref. RB(b)(c)	6.25%	03/01/2021	1,375	1,395,542
				37,335,637
Louisiana–0.69%
Ernest N Morial New Orleans Exhibition Hall Authority; Series 2012, RB	5.00%	07/15/2026	570	605,425
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, Ref. RB	5.00%	01/01/2021	75	75,045
Series 2019 A, Ref. RB	5.00%	01/01/2022	160	161,282
Series 2019 A, Ref. RB	5.00%	01/01/2023	170	172,372
Series 2019 A, Ref. RB	5.00%	01/01/2024	175	178,139
Louisiana (State of) Stadium & Exposition District; Series 2020, RB	5.00%	07/03/2023	15,000	16,217,850
				17,410,113
Maine–0.07%
Maine (State of) Educational Loan Authority; Series 2012 A-1, RB (INS - AGC)(a)(g)	4.75%	12/01/2024	1,550	1,650,642
Maryland–0.70%
Maryland (State of) Department of Transportation; Series 2016, Ref. RB	4.00%	09/01/2021	3,600	3,703,176
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2013 A, RB	5.00%	08/15/2027	7,005	7,778,632
Maryland (State of) University System; Series 2009 D, Ref. RB	4.00%	04/01/2021	10	10,031
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	$ 6,150	$ 6,216,974
				17,708,813
Massachusetts–0.87%
Boston (City of), MA Housing Authority;
Series 2008, RB (INS - AGM)(a)	4.13%	04/01/2021	20	20,064
Series 2008, RB (INS - AGM)(a)	5.00%	04/01/2027	30	30,124
Series 2008, RB (INS - AGM)(a)	5.00%	04/01/2028	35	35,145
Boston (City of), MA Water & Sewer Commission; Series 2009 B, Ref. RB	4.00%	11/01/2021	1,070	1,073,317
Cheshire (Town of), MA; Series 2009, GO Bonds (INS - AGM)(a)	4.75%	02/01/2024	40	40,148
Massachusetts (Commonwealth of) Bay Transportation Authority (General Transportation System); Series 1991 A, RB (INS - AGC)(a)	7.00%	03/01/2021	660	660,000
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2000, RB	6.00%	08/01/2021	205	212,925
Series 2007 C, RB (3 mo. USD LIBOR + 0.82%)(h)	0.97%	11/15/2032	3,095	3,059,315
Series 2012 G, RB	5.00%	10/01/2022	2,000	2,066,660
Massachusetts (Commonwealth of) Educational Financing Authority; Series 2010 A, RB	5.50%	01/01/2022	5,625	5,643,112
Massachusetts (Commonwealth of) School Building Authority; Series 2012 A, Ref. RB(b)(c)	5.00%	08/15/2022	4,000	4,327,028
Metropolitan Boston Transit Parking Corp.;
Series 2011, RB	5.00%	07/01/2024	2,405	2,469,262
Series 2011, RB	5.00%	07/01/2025	1,185	1,216,568
Series 2011, RB	5.00%	07/01/2026	1,105	1,134,260
North Reading (Town of), MA; Series 2005, GO Bonds (INS - AMBAC)(a)	4.00%	09/15/2023	10	10,030
Waltham (City of), MA;
Series 2008, GO Bonds	4.00%	09/15/2024	25	25,076
Series 2008, GO Bonds	4.20%	09/15/2027	15	15,047
Worcester (City of), MA;
Series 2005 C, GO Bonds (INS - AMBAC)(a)	4.00%	09/15/2021	10	10,031
Series 2005 C, GO Bonds (INS - AMBAC)(a)	4.13%	09/15/2023	15	15,047
Series 2006, GO Bonds (INS - SGI)(a)	4.20%	11/01/2024	10	10,032
				22,073,191
Michigan–1.25%
Advanced Technology Academy; Series 2019, Ref. RB	3.50%	11/01/2024	505	506,823
Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	170	173,614
Detroit (City of), MI; Series 2006, Ref. RB (3 mo. USD LIBOR + 0.60%), (INS -AGM)(a)(h)	0.75%	07/01/2032	7,825	7,506,992
Flat Rock (City of), MI Tax Increment Finance Authority; Series 2006 B, Ref. RB	4.75%	10/01/2021	10	10,034
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.); Series 2019 C-1, RB	3.00%	04/01/2022	7,250	7,213,750
Howell (Town of), MI; Series 2006, GO Bonds (INS - AGM)(a)	4.50%	06/01/2022	10	10,034
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2011 A, Ref. RB(b)(c)	5.50%	11/15/2021	12,375	13,001,422
Michigan (State of) Finance Authority; Series 2017, Ref. RB	5.00%	02/01/2022	1,190	1,210,266
Muskegon Heights (City of), MI;
Series 2005, Ref. RB (INS - NATL)(a)	4.00%	11/01/2021	105	106,495
Series 2006, Ref. RB (INS - NATL)(a)	4.00%	11/01/2026	185	187,544
Summit Academy North; Series 2016, Ref. RB	4.00%	11/01/2024	1,400	1,422,820
Taylor (City of), MI Tax Increment Finance Authority; Series 2013 B, Ref. RB (INS - AGM)(a)	4.00%	05/01/2021	15	15,046
Wayne (City of), MI; Series 2004, GO Bonds (INS - AMBAC)(a)	4.40%	10/01/2021	375	377,501
				31,742,341
Minnesota–0.38%
Dakota (County of), MN Community Development Agency; Series 2018 B, RB(c)	3.80%	09/01/2021	2,000	1,991,020
Duluth Independent School District No. 709; Series 2016 A, Ref. COP	5.00%	02/01/2023	2,415	2,635,200
Mankato Independent School District No. 77; Series 2008 A, GO Bonds	4.00%	02/01/2021	5	5,015
Minnesota (State of) Governmental Agency Finance Group (Flexible Term Program); Series 2007 A-1, RB (INS - AGC)(a)	4.13%	03/01/2027	15	15,038
New Prague (City of), MN; Series 2009 A, GO Bonds	4.15%	02/01/2024	5	5,015
North Mankato (City of), MN; Series 2009 C, GO Bonds	4.00%	12/01/2024	10	10,030
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2016 A, Ref. RB	4.50%	07/01/2028	555	576,051
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
University of Minnesota; Series 1996 A, RB(b)	5.50%	07/01/2021	$ 4,175	$ 4,296,075
Woodbury (City of), MN; Series 2012 A, RB	3.65%	12/01/2020	205	205,000
				9,738,444
Mississippi–0.66%
Mississippi (State of) Development Bank;
Series 2013 B, RB (INS - BAM)(a)	5.00%	10/01/2023	775	838,302
Series 2013, RB (INS - AGM)(a)	5.25%	12/01/2022	800	863,584
Mississippi Business Finance Corp.; Series 2006, RB	4.55%	12/01/2028	25	24,752
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2019, Ref. RB	2.50%	04/01/2022	14,800	14,870,744
Mississippi Valley State University Educational Building Corp.; Series 2007, RB (INS - AMBAC)(a)	4.00%	03/01/2022	10	10,031
				16,607,413
Missouri–1.66%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	590	578,153
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	4.25%	04/01/2026	285	290,985
Missouri (State of) Environmental Improvement & Energy Resources Authority; Series 2005 A, RB(b)(c)	4.25%	12/14/2020	5	5,007
Missouri (State of) Health & Educational Facilities Authority;
Series 2003 C3, VRD RB(e)	0.10%	11/15/2039	36,415	36,415,000
Series 2017, Ref. RB	5.00%	04/01/2026	3,130	3,436,145
Missouri (State of) Housing Development Commission; Series 2011 E-4, RB(b)(c)	4.25%	05/01/2021	40	40,685
Missouri Western State University; Series 2012, Ref. RB	3.00%	10/01/2024	50	50,036
Springfield Public Building Corp.; Series 2000 A, RB (INS - AMBAC)(a)(j)	0.00%	06/01/2025	245	215,100
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.00%	09/01/2023	870	910,942
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2017, Ref. RB	3.00%	09/01/2022	45	45,590
				41,987,643
Montana–1.60%
Mizuho Floater/Residual Trust; Series 2020-MIZ9027, VRD Ctfs. (LOC - Mizuho Capital Markets LLC)(d)(e)(f)	0.45%	01/01/2034	40,375	40,375,000
Ravalli County School District No. 7; Series 2006, GO Bonds (INS - AGM)(a)	4.00%	07/01/2023	10	10,031
				40,385,031
Nebraska–0.60%
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	13,500	15,213,690
Nevada–0.03%
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(d)	2.50%	06/15/2024	675	675,128
New Hampshire–0.00%
New Hampshire (State of) Health and Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2007 B, RB	5.00%	07/01/2023	100	100,327
New Hampshire (State of) Municipal Bond Bank; Series 2003 D, RB (INS - AGM)(a)	4.00%	08/15/2021	5	5,015
				105,342
New Jersey–8.66%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2027	250	312,057
Camden (County of), NJ Improvement Authority; Series 2013 A, Ref. RB	5.00%	12/01/2027	1,610	1,796,100
Casino Reinvestment Development Authority;
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2022	1,000	1,002,050
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2024	1,500	1,502,835
Series 2014, Ref. RB	5.00%	11/01/2023	3,515	3,726,568
New Jersey (State of);
Series 2020 A, GO Bonds	5.00%	06/01/2027	25,000	30,968,250
Series 2020 A, GO Bonds	5.00%	06/01/2028	10,000	12,575,200
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2025	$ 1,500	$ 1,763,205
Series 2016 A, Ref. RB(b)	5.00%	06/15/2025	1,000	1,208,080
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB (INS - NATL)(a)	5.25%	07/01/2025	6,840	7,990,625
Series 2004 A, RB(b)	5.25%	07/01/2025	820	999,498
Series 2005 N-1, Ref. RB (INS - NATL)(a)	5.50%	09/01/2023	3,010	3,382,969
Series 2005, Ref. RB (INS - AMBAC)(a)	5.50%	09/01/2024	6,000	6,931,260
Series 2012, Ref. RB	5.00%	06/15/2022	1,520	1,568,412
Series 2012, Ref. RB	5.00%	06/15/2023	6,500	6,694,350
Series 2013 NN, Ref. RB	5.00%	03/01/2023	2,000	2,181,420
Series 2013 NN, Ref. RB	5.00%	03/01/2025	3,000	3,245,490
Series 2017 A, Ref. RB(d)	3.50%	09/01/2022	10	10,084
Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,675,350
New Jersey (State of) Educational Facilities Authority (Higher Education Facilities Trust Fund); Series 2014, RB	5.00%	06/15/2026	1,000	1,123,180
New Jersey (State of) Health Care Facilities Financing Authority; Series 2013, Ref. RB	5.00%	09/15/2023	400	436,356
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2007 A, RB (INS - AGM)(a)	5.00%	05/01/2021	40	40,253
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - NATL)(a)	5.50%	12/15/2020	5,000	5,008,650
Series 2005 B, RB (INS - NATL)(a)	5.50%	12/15/2021	20,000	20,985,000
Series 2005 B, RB (INS - AMBAC)(a)	5.25%	12/15/2023	1,000	1,129,140
Series 2006 A, RB (INS - AMBAC)(a)	5.50%	12/15/2021	5,000	5,246,250
Series 2006 A, RB (INS - AGM)(a)	5.50%	12/15/2022	1,000	1,099,690
Series 2006 A, RB (INS - AGM)(a)	5.25%	12/15/2023	1,370	1,557,635
Series 2006, RB (INS - AGM)(a)	5.25%	12/15/2020	1,050	1,051,827
Series 2006, RB (INS - NATL)(a)	5.25%	12/15/2021	20,000	20,933,400
Series 2010 D, RB	5.25%	12/15/2023	4,505	5,086,776
Series 2011 B, RB	5.25%	06/15/2026	460	470,626
Series 2012 A-A, RB (INS - AGM)(a)	5.00%	06/15/2025	1,645	1,747,566
Series 2014, RN (SIFMA Municipal Swap Index + 1.20%)(c)(h)	1.30%	12/15/2021	10,000	10,009,500
Series 2018 A, Ref. RB	5.00%	06/15/2028	5,000	5,845,800
Series 2018-A, Ref. RN	5.00%	06/15/2024	3,500	3,973,725
North Caldwell School District; Series 2010, Ref. GO Bonds	4.00%	02/15/2023	515	516,591
Salem (County of), NJ Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS - AGM)(a)	5.38%	08/15/2028	125	125,416
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(g)	5.00%	12/01/2023	1,220	1,279,109
Tender Option Bond Trust;
Series 2016 XF1059, VRD Revenue Ctfs. (INS - AMBAC)(a)(d)(e)	0.32%	12/15/2036	37,979	37,979,000
Series 2017 XF2482, VRD GO Ctfs. (INS - BAM)(a)(d)(e)	0.25%	03/01/2042	3,935	3,935,000
Vineland (City of), NJ; Series 2005, Ref. GO Bonds (INS - NATL)(a)	5.00%	03/01/2021	15	15,178
				219,129,471
New Mexico–0.42%
Farmington (City of), NM (Arizona Public Service Co.); Series 1994 B, Ref. RB	4.70%	09/01/2024	4,500	4,506,930
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012 A, Ref. RB	4.75%	07/01/2022	1,060	1,099,379
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 C, RB	2.25%	07/01/2023	1,550	1,534,996
Series 2019 C, RB	2.38%	07/01/2024	1,550	1,534,996
Saltillo Public Improvement District;
Series 2018, Ref. RB (INS - BAM)(a)	4.00%	10/01/2024	105	118,544
Series 2018, Ref. RB (INS - BAM)(a)	4.00%	10/01/2025	160	185,560
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 B, RB	2.63%	05/15/2025	1,000	984,470
Series 2019, RB	2.25%	05/15/2024	600	586,884
University of New Mexico;
Series 1991, RB(b)	6.50%	06/01/2021	30	30,928
Series 1992 A, Ref. RB	6.00%	06/01/2021	95	97,664
				10,680,351
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–13.99%
Battery Park (City of), NY Authority; Series 2019 D-1, Ref. VRD RB(e)	0.09%	11/01/2038	$27,670	$ 27,670,000
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2013, Ref. RB	5.00%	04/01/2022	875	884,765
Dutchess (County of), NY Industrial Development Agency; Series 2007 A-1, Ref. RB	5.00%	08/01/2022	750	750,585
Metropolitan Transportation Authority;
Series 2011 C, Ref. RB	5.00%	11/15/2027	3,400	3,477,452
Series 2012 C, Ref. RB	5.00%	11/15/2029	5,625	5,884,763
Series 2012 D, Ref. RB	5.00%	11/15/2028	14,985	15,679,854
Series 2012 F, Ref. RB	5.00%	11/15/2024	940	984,688
Series 2012 F, Ref. RB	5.00%	11/15/2027	10,000	10,467,600
Series 2015 D-1, Ref. RB	5.00%	11/15/2024	115	125,629
Series 2015 F, Ref. RB	5.00%	11/15/2027	525	581,905
Series 2016 D, Ref. RB	5.00%	11/15/2021	1,000	1,024,040
Series 2018 B-2, RB	5.00%	05/15/2021	3,000	3,034,050
Series 2018 B-2D, RB	5.00%	05/15/2021	220	222,497
Series 2020 A-2, RB	4.00%	02/01/2022	1,225	1,244,502
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2023	1,450	1,552,124
Series 2016 A2, Ref. RB	4.00%	11/15/2025	145	154,377
Series 2017 B, Ref. RB	5.00%	11/15/2024	3,500	3,823,190
Series 2017 C-1, RB	5.00%	11/15/2023	3,000	3,210,990
Series 2017 C-1, Ref. RB	5.00%	11/15/2026	605	684,951
Series 2018 B, Ref. RB	5.00%	11/15/2023	2,200	2,354,946
Series 2018 B, Ref. RB	5.00%	11/15/2024	175	191,175
Nassau (County of), NY Interim Finance Authority; Series 2008 A, VRD RB(e)	0.10%	11/15/2025	39,865	39,865,000
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	3,000	3,040,710
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB(b)(c)(g)	5.75%	12/31/2020	970	976,295
Series 2010 8, RB	5.00%	12/01/2020	525	525,000
Series 2010 8, RB	6.00%	12/01/2036	2,000	2,013,000
New York (City of), NY;
Series 2011 A-1, GO Bonds(b)(c)	5.00%	08/01/2021	6,455	6,661,302
Series 2012 A-1, GO Bonds	5.00%	10/01/2022	9,070	9,833,603
Series 2013 F, VRD GO Bonds(e)	0.03%	03/01/2042	50,000	50,000,000
Series 2018 A, Ref. GO Bonds	5.00%	08/01/2022	5,000	5,382,750
New York (City of), NY Municipal Water Finance Authority; Series 2006 CC-1, VRD RB(e)	0.11%	06/15/2038	51,025	51,025,000
New York (State of) Dormitory Authority; Series 2015 A-1, Ref. RB(d)	4.80%	12/01/2023	455	450,855
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS - NATL)(a)	5.50%	07/01/2023	5,000	5,420,900
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB(e)	0.10%	11/01/2044	14,015	14,015,000
New York (State of) Housing Finance Agency (Green Bonds);
Series 2018 H, RB	2.65%	05/01/2022	1,000	1,029,480
Series 2018 H, RB	2.75%	11/01/2022	1,170	1,175,312
New York (State of) Metropolitan Transportation Authority; Series 2012 C, RB	5.00%	11/15/2028	8,095	8,470,365
New York (State of) Thruway Authority Highway & Bridge Trust Fund; Series 2011 A1, RB	5.00%	04/01/2025	1,525	1,547,890
New York City Health & Hospitals Corp.; Series 2010 A, RB	5.00%	02/15/2022	400	401,480
New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2021	350	357,165
Series 2016 B, Ref. RB	5.00%	06/01/2022	300	318,111
Series 2016 B, Ref. RB	5.00%	06/01/2023	685	752,199
Series 2016 B, Ref. RB	5.00%	06/01/2026	460	551,853
New York Local Government Assistance Corp.; Series 1993 E, Ref. RB (INS - FGIC)(a)	5.00%	04/01/2021	600	609,654
New York State Environmental Facilities Corp.; Series 2011 B, RB	5.00%	06/15/2028	3,000	3,074,640
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(g)	5.25%	08/01/2031	17,870	19,510,109
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(g)	5.00%	08/01/2026	14,040	14,166,079
Series 2016, Ref. RB(g)	5.00%	08/01/2031	20,070	20,171,353
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2012, RB(b)(c)	5.00%	07/01/2022	2,610	2,804,993
Orange County Funding Corp. (Mount St. Mary College); Series 2012 B, RB	4.00%	07/01/2024	695	704,834
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Public Housing Capital Fund Revenue Trust III; Series 2012, RB(d)	5.00%	07/01/2022	$ 153	$ 153,238
Ramapo (Town of), NY; Series 2006, GO Bonds (INS - SGI)(a)	4.00%	08/01/2021	100	99,898
Suffolk (County of), NY; Series 2017 C, Ref. GO Bonds (INS - BAM)(a)	5.00%	02/01/2022	4,610	4,852,071
Suffolk (County of), NY Industrial Development Agency; Series 1996, Ref. RB(i)(k)	6.70%	12/01/2020	30	0
Triborough Bridge & Tunnel Authority; Series 1992 Y, RB(b)	6.13%	01/01/2021	30	30,146
				353,994,368
North Carolina–4.22%
Charlotte (City of), NC; Series 2013 B, COP	3.00%	06/01/2022	2,485	2,490,591
North Carolina (State of) Medical Care Commission (Novant Health Group); Series 2004 A, VRD RB(e)	0.10%	11/01/2034	75,000	75,000,000
Raleigh (City of), NC; Series 2008 A, VRD RB(e)	0.10%	03/01/2035	24,410	24,410,000
University of North Carolina;
Series 2008 A, RB (INS - AGC)(a)	4.25%	10/01/2021	5	5,017
Series 2008 A, RB (INS - AGC)(a)	4.75%	10/01/2028	10	10,034
University of North Carolina at Chapel Hill; Series 2012, RB (67% of 1 mo. USD LIBOR + 0.40%)(c)(h)	0.50%	11/09/2022	4,900	4,903,822
				106,819,464
North Dakota–0.24%
Burleigh (County of), ND; Series 2018, RB	3.25%	11/01/2023	3,495	3,560,461
Fargo (City of), ND; Series 2010 C, Ref. GO Bonds	4.00%	05/01/2023	1,205	1,208,748
Grand Forks (City of), ND;
Series 2005 B, Ref. GO Bonds (INS - SGI)(a)	4.13%	12/01/2020	5	5,000
Series 2012, RB	4.00%	12/01/2027	1,265	1,286,442
West Fargo (City of), ND; Series 2009, GO Bonds	4.10%	11/01/2022	100	100,313
				6,160,964
Ohio–0.66%
Akron (City of), OH; Series 2009, Ref. RB (INS - AGC)(a)	4.00%	03/01/2022	75	75,229
Cleveland (City of), OH; Series 1993 G, Ref. RB(b)	5.50%	01/01/2021	1,490	1,496,422
Cuyahoga (County of), OH (Shaker Square); Series 2010 D, Ref. RB	5.00%	12/01/2025	1,310	1,314,926
Dayton (City of), OH;
Series 2009 A, GO Bonds(b)(c)	4.63%	12/15/2020	10	10,016
Series 2009, GO Bonds(b)(c)	4.50%	12/15/2020	100	100,157
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGM)(a)(g)	5.00%	12/01/2026	1,335	1,408,318
Deerfield (Township of), OH; Series 2007, RB	5.00%	12/01/2025	30	30,000
Greene (County of), OH; Series 2004 A, RB (INS - ACA)(a)	5.00%	09/01/2024	10	10,007
Hamilton (County of), OH; Series 2010 A, RB(b)(c)	5.00%	12/01/2020	4,210	4,210,000
Ohio (State of); Series 2018, Ref. RB(d)	5.00%	12/01/2023	3,000	3,189,840
Ohio (State of) Higher Educational Facility Commission;
Series 2003, RB (CPI Rate + 1.06%), (INS - FGIC)(a)(h)	2.77%	12/01/2020	155	155,000
Series 2006, RB (CPI Rate + 1.06%), (INS - AMBAC)(a)(h)	2.77%	12/01/2020	675	675,000
Series 2006, RB (CPI Rate + 1.12%), (INS - AMBAC)(a)(h)	2.83%	12/01/2023	2,460	2,487,429
Series 2015, Ref. RB	6.00%	10/01/2021	615	616,378
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	805	806,103
Scioto (County of), OH; Series 2006, GO Bonds (INS - AGM)(a)	4.25%	12/01/2026	20	20,060
Stark (County of), OH; Series 2004, GO Bonds (INS - NATL)(a)	4.38%	12/01/2024	20	20,067
				16,624,952
Oklahoma–0.10%
McGee Creek Authority; Series 1992, RB (INS - NATL)(a)	6.00%	01/01/2023	250	264,400
Oklahoma (State of) Development Finance Authority; Series 2015, RB	5.00%	07/01/2025	1,875	1,986,994
Oklahoma (State of) Municipal Power Authority; Series 1992 B, RB (INS - NATL)(a)	5.75%	01/01/2024	150	174,820
				2,426,214
Oregon–0.00%
Oregon Health & Science University; Series 1996 A, RB (INS - NATL)(a)(j)	0.00%	07/01/2021	40	39,935
Pennsylvania–7.25%
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 2017, RB	5.00%	10/15/2026	445	488,846
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB	5.60%	07/01/2023	$ 465	$ 418,500
Berks (County of), PA Municipal Authority; Series 2015 XF2049, VRD Revenue Ctfs.(d)(e)	0.22%	11/01/2044	8,420	8,420,000
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2021	310	323,287
Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2022	400	434,640
Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2023	400	441,224
Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2024	425	468,801
Delaware Valley Regional Finance Authority; Series 2007 C, RB (3 mo. USD LIBOR + 0.65%)(h)	0.80%	06/01/2027	37,870	36,938,777
Erie (County of), PA Hospital Authority (St. Mary’s Home Erie);
Series 2006 A, Ref. RB (INS - AGC)(a)	4.50%	07/01/2023	30	30,102
Series 2006 A, Ref. RB (INS - AGC)(a)	4.80%	07/01/2029	250	250,698
Geisinger Authority (Geisinger Health System); Series 2014 B, Ref. RB (1 mo. USD LIBOR + 1.07%)(c)(h)	1.17%	06/01/2024	14,600	14,679,278
Luzerne (County of), PA;
Series 2015 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	11/15/2023	2,795	3,144,431
Series 2015 B, Ref. GO Bonds (INS - AGM)(a)	5.00%	05/15/2022	2,075	2,207,177
Series 2015 B, Ref. GO Bonds (INS - AGM)(a)	5.00%	05/15/2023	2,260	2,496,419
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System);
Series 2014 A, Ref. RB	5.00%	10/01/2022	1,380	1,457,597
Series 2014 A, Ref. RB	5.00%	10/01/2024	1,165	1,295,993
Pennsylvania (Commonwealth of) ; Series 2016, Ref. GO Bonds	5.00%	01/15/2022	2,960	3,118,449
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2010 B, RB	8.00%	05/01/2029	2,750	2,760,725
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(e)	0.27%	09/01/2045	58,030	58,030,000
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2015 A, Ref. RB	5.00%	06/01/2023	6,200	6,830,850
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2018 A-1, Ref. RB (SIFMA Municipal Swap Index + 0.60%)(h)	0.70%	12/01/2023	1,500	1,508,775
Series 2019, Ref. RB	5.00%	12/01/2022	5,325	5,829,703
Philadelphia (City of), PA Authority for Industrial Development;
Series 2013 A-1, RB	6.25%	06/15/2023	405	432,054
Series 2013, RB	5.00%	04/01/2033	1,765	1,836,129
Pittsburgh (City of), PA Urban Redevelopment Authority; Series 2009, RB (CEP - GNMA)	4.20%	10/20/2024	325	325,910
Pittsburgh (City of), PA Water & Sewer Authority; Series 2017 C, Ref. RB (SIFMA Municipal Swap Index + 0.65%), (INS - AGM)(a)(c)(h)	0.76%	12/01/2023	22,500	22,533,525
Pittston Area School District;
Series 2012 A, GO Bonds (INS - AGM)(a)	2.10%	07/15/2024	370	370,292
Series 2012 A, GO Bonds (INS - AGM)(a)	2.13%	07/15/2025	645	645,516
Pottsville (City of), PA Hospital Authority; Series 2014, RB(b)(d)	5.75%	07/01/2022	1,375	1,451,697
Sayre (City of), PA Health Care Facilities Authority; Series 2007, RB (3 mo. USD LIBOR + 0.78%)(h)	0.93%	12/01/2024	55	54,732
Tinicum (Town of) & Delaware (County of), PA Sewage Authority; Series 2003, RB (INS - AGM)(a)	4.25%	09/01/2022	450	451,463
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	1,025	1,075,450
Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2024	1,010	1,169,267
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2026	1,160	1,433,841
				183,354,148
Puerto Rico–0.49%
Puerto Rico (Commonwealth of);
Series 2003 A, GO Bonds (INS - AGC)(a)	5.00%	07/01/2027	500	511,085
Series 2007 A, GO Bonds (INS - AGC)(a)	5.00%	07/01/2023	30	30,664
Series 2011 A, Ref. GO Bonds (INS - AGM)(a)	5.38%	07/01/2025	1,360	1,391,593
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 UU, Ref. RB (INS - AGM)(a)	5.00%	07/01/2024	500	511,065
Series 2008 WW, RB (INS - AGC)(a)	5.25%	07/01/2033	500	517,660
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(a)	5.00%	07/01/2027	6,085	6,219,904
Series 2003 AA, Ref. RB (INS - AGM)(a)	4.95%	07/01/2026	210	214,045
Series 2003, RB (INS - AGC)(a)	5.00%	07/01/2028	475	485,535
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(a)	5.25%	08/01/2021	$ 1,380	$ 1,414,942
Series 2002 A, RB (INS - AGM)(a)	4.75%	08/01/2022	605	607,269
Series 2005 A, RB (INS - AGM)(a)	5.00%	08/01/2022	195	199,313
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2004 K, Ref. RB (INS - AGM)(a)	5.25%	07/01/2027	265	274,354
				12,377,429
Rhode Island–0.04%
Rhode Island (State of) Clean Water Finance Agency (Pooled Loan Issue); Series 2002 B, PCR	4.50%	10/01/2022	10	10,791
Rhode Island (State of) Student Loan Authority; Series 2013 A, RB(g)	3.25%	12/01/2022	1,000	1,001,100
				1,011,891
South Carolina–0.89%
Florence & Darlington (Counties of), SC Commission for Technical Education; Series 2014, Ref. RB	5.00%	03/01/2028	620	651,149
South Carolina (State of) Jobs-Economic Development Authority; Series 2006 A, RB (INS - NATL)(a)	4.25%	08/01/2024	25	25,049
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 C, VRD RB(e)	0.29%	05/01/2048	20,000	20,000,000
South Carolina (State of) Public Service Authority; Series 2015 C, Ref. RB	5.00%	12/01/2021	1,885	1,972,954
				22,649,152
South Dakota–0.10%
Minnehaha (County of), SD;
Series 2010, RB	6.00%	12/01/2023	400	400,712
Series 2013 A, COP	2.13%	12/01/2020	2,045	2,045,000
				2,445,712
Tennessee–1.36%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016 B, RB(d)(j)	0.00%	12/01/2020	1,000	1,000,000
Columbia (City of), TN; Series 2008, RB (INS - AGC)(a)	5.13%	12/01/2022	50	50,198
Fayetteville (City of), TN; Series 2013 B, GO Bonds	4.00%	06/01/2029	230	230,421
Nashville (City of) & Davidson (County of), TN Metropolitan Government; Series 2008 B, Ref. RB	4.25%	05/15/2023	10	10,027
Tennessee (State of) Local Development Authority; Series 2006, RB	4.13%	03/01/2023	5	5,015
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2021	2,350	2,434,929
Series 2006 A, RB	5.25%	09/01/2022	6,285	6,799,364
Series 2006 A, RB	5.25%	09/01/2023	2,725	3,065,870
Series 2006 A, RB	5.25%	09/01/2024	15,115	17,587,512
Series 2006 C, RB	5.00%	02/01/2022	3,090	3,250,340
				34,433,676
Texas–4.92%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(a)	4.50%	08/15/2033	590	591,800
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	4.00%	06/15/2026	530	533,551
Big Oaks Municipal Utility District; Series 2009, GO Bonds (INS - AGC)(a)	4.50%	03/01/2021	275	275,919
Carthage (City of), TX; Series 2010, Ref. GO Bonds (INS - AGM)(a)	4.00%	08/15/2023	150	150,465
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.00%	08/15/2021	665	682,190
El Paso (County of), TX Hospital District; Series 2013, GO Ctfs.	5.00%	08/15/2025	675	725,895
Elgin (City of), TX; Series 2007, GO Ctfs. (INS - AGM)(a)	4.40%	07/15/2027	275	275,828
Joint Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2023	1,200	1,319,136
Series 2015, Ref. RB	5.00%	12/01/2024	1,865	2,106,462
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, RB	5.25%	11/01/2040	470	471,969
Lower Colorado River Authority; Series 2011 B, Ref. RB	5.00%	05/15/2022	1,405	1,435,446
Mueller Local Government Corp.; Series 2009, RB	4.25%	09/01/2029	30	30,089
Murphy (City of), TX; Series 2010, GO Bonds	4.00%	02/15/2027	585	586,720
New Hope Cultural Education Facilities Finance Corp.;
Series 2016 A, RB	5.00%	04/01/2022	365	373,716
Series 2016 A, RB	5.00%	04/01/2023	385	396,234
Series 2016 A, RB	5.00%	04/01/2024	405	420,321
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus); Series 2017 A, RB	4.00%	04/01/2023	$ 1,295	$ 1,277,660
North Texas Municipal Water District; Series 2003, RB	5.13%	06/01/2023	5	5,023
Port Arthur (Port of), TX Navigation District; Series 2010 D, VRD RB(e)	0.22%	11/01/2040	20,000	20,000,000
Red River Health Facilities Development Corp.; Series 2012, RB	4.70%	01/01/2022	30	30,272
Robstown (City of), TX; Series 2009, GO Ctfs. (INS - AGM)(a)(j)	0.00%	03/01/2024	490	464,300
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	4.90%	09/15/2024	125	128,290
Texas (State of) Transportation Commission State Highway Fund; Series 2014 B1, VRD RB(e)	0.11%	04/01/2032	46,830	46,830,000
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	23,815	27,945,950
Texas Municipal Gas Acquisition & Supply Corp. II; Series 2007, RB (SIFMA Municipal Swap Index + 0.55%)(h)	0.65%	09/15/2027	16,390	16,359,842
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, RB	5.00%	12/15/2020	1,000	1,001,650
				124,418,728
Vermont–0.01%
Burlington (City of), VT; Series 2012 A, GO Bonds	5.00%	11/01/2021	200	208,666
Virgin Islands–0.05%
Virgin Islands (Government of) Public Finance Authority;
Series 2010 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2029	500	509,615
Series 2013 B, Ref. RB (INS -AGM)(a)	5.00%	10/01/2024	590	639,554
				1,149,169
Virginia–0.93%
Bristol (City of), VA; Series 2001, Ref. RB(b)	5.00%	07/15/2021	10	10,298
Loudoun (County of), VA Economic Development Authority (Howard Hughes Medical); Series 2003 C, VRD RB(e)	0.11%	02/15/2038	22,700	22,700,000
Lynchburg (City of), VA; Series 2020, Ref. GO Bonds(b)(c)	5.00%	12/01/2020	250	250,000
Virginia (Commonwealth of) College Building Authority; Series 2001, RB	5.38%	01/01/2021	565	567,350
				23,527,648
Washington–0.40%
Central Puget Sound Regional Transit Authority;
Series 1998, RB (INS - NATL)(a)	5.25%	02/01/2021	360	363,006
Series 1999, RB (INS - NATL)(a)	4.75%	02/01/2028	1,010	1,129,150
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	25	25,027
King & Snohomish Counties School District No. 417; Series 2007, Ref. GO Bonds (INS - NATL)(a)	4.25%	12/01/2021	5	5,016
Seattle (City of), WA; Series 2010 B, Ref. RB	5.00%	08/01/2023	755	757,922
Seattle (Port of), WA;
Series 2010 A, Ref. RB	5.00%	12/01/2023	1,020	1,022,336
Series 2010 B, Ref. RB	5.00%	06/01/2023	1,300	1,303,133
Series 2010 B, Ref. RB	5.00%	06/01/2030	1,680	1,683,612
Series 2017 C, RB(g)	5.00%	05/01/2025	275	324,357
Washington (State of); Series 2014 C, Ref. GO Bonds	5.00%	07/01/2023	3,205	3,598,606
				10,212,165
West Virginia–0.76%
Fairmont (City of), WV; Series 2012 D, Ref. RB (INS - AGM)(a)	2.70%	07/01/2022	520	521,149
Roane (County of), WV Building Commission; Series 2019, Ref. RB	2.55%	11/01/2021	2,500	2,503,275
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System); Series 2018 E, VRD RB(e)	0.26%	06/01/2033	16,285	16,285,000
				19,309,424
Wisconsin–0.55%
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. RB(b)	5.50%	12/15/2026	3,360	4,131,086
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp.); Series 2017, Ref. RB	5.00%	06/01/2021	1,005	1,016,045
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019 B-2, Ref. RB	2.55%	11/01/2027	2,000	1,988,660
Series 2019 B-3, Ref. RB	2.25%	11/01/2026	3,000	2,955,720
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health); Series 2014 A, RB	5.00%	12/01/2021	1,130	1,179,935
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority;
Series 2014 A, RB(b)(c)	4.13%	10/01/2022	$ 100	$ 105,168
Series 2016 A, RB	4.00%	01/01/2024	280	273,022
Series 2016, RB(d)	4.00%	12/01/2020	800	800,000
Wisconsin Center District;
Series 1999, Ref. RB(b)	5.25%	12/15/2023	800	852,096
Series 1999, Ref. RB (INS - AGM)(a)	5.25%	12/15/2023	450	503,897
				13,805,629
TOTAL INVESTMENTS IN SECURITIES(l)–90.52% (Cost $2,251,013,185)					2,290,166,951
OTHER ASSETS LESS LIABILITIES–9.48%					239,779,030
NET ASSETS –100.00%					$2,529,945,981
Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $201,710,481, which represented 7.97% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2020.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security subject to the alternative minimum tax.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $410,100, which represented less than 1% of the Fund’s Net Assets.
(j)	Zero coupon bond issued at a discount.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	6.60%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,290,166,951	$0	$2,290,166,951
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Short Term Municipal Fund